Goodwill - Cash-generating units (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash generating units except for Just Execute
Impairment
Cash flow projection period based on strategic/detailed plan	5 years
Cash flow projection period including simplified transition period	10 years
OAI/Evotec International Execute
Impairment
Pre-tax discount rate	10.15%	8.19%
Growth rate for terminal value	2.00%	2.00%
OAI/Evotec International Innovate
Impairment
Pre-tax discount rate	11.93%	11.51%
Growth rate for terminal value	2.00%	2.00%
Evotec (US) Execute
Impairment
Pre-tax discount rate	9.32%	7.87%
Growth rate for terminal value	2.00%	2.00%
Aptuit Execute
Impairment
Pre-tax discount rate	13.12%	9.83%
Growth rate for terminal value	2.00%	2.00%
Just Execute
Impairment
Cash flow projection period based on strategic/detailed plan	10 years
Pre-tax discount rate	11.71%	9.22%
Growth rate for terminal value	2.00%	2.00%